S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 30, 2025 USD ($)
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
spac [Line Items]
Net Tangible Book Value Adjusted	$ (8,851,938)